Selling expenses	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Selling expenses
26.	Selling expenses

Description	2018	2017	2016
Advertising and promotion expenses	(5,188)	(4,735)	(2,348)
(Addition) reversal of allowance for doubtful accounts, net	10,512	(1,906)	12,843

	5,324	(6,641)	10,495